Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments [Line Items]
Transportation	$ 352,809
Future unrecognized commitments	352,809
Remaining 2024 [Member]
Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments [Line Items]
Transportation	31,880
Future unrecognized commitments	31,880
2025 [Member]
Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments [Line Items]
Transportation	30,561
Future unrecognized commitments	30,561
2026 [Member]
Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments [Line Items]
Transportation	28,956
Future unrecognized commitments	28,956
2027 [Member]
Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments [Line Items]
Transportation	29,044
Future unrecognized commitments	29,044
2028 [Member]
Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments [Line Items]
Transportation	29,170
Future unrecognized commitments	29,170
Beyond 2028 [Member]
Commitments and Contingencies (Details) - Schedule of Future Unrecognized Commitments [Line Items]
Transportation	203,198
Future unrecognized commitments	$ 203,198